Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Composition of inventories

The composition of inventories is as follows:

	12/31/2018			12/31/2017 Restated (i)
	Cost	Provision for losses	Net balance	Cost	Provision for losses	Net balance
Fuels, lubricants and greases	1,367,015	(1,804)	1,365,211	1,626,582	(3,074)	1,623,508
Finished goods	581,504	(20,923)	560,581	500,223	(18,495)	481,728
Work in process	1,412	—	1,412	1,637	—	1,637
Raw materials	383,161	(1,894)	381,267	492,029	(1,835)	490,194
Liquefied petroleum gas (LPG)	109,362	(5,761)	103,601	102,748	(5,761)	96,987
Consumable materials and other items for resale	150,188	(3,770)	146,418	160,024	(5,380)	154,644
Pharmaceutical, hygiene, and beauty products	583,060	(5,364)	577,696	417,726	(2,447)	415,279
Purchase for future delivery (1)	193,928	(2,964)	190,964	222,808	—	222,808
Properties for resale	27,489	(107)	27,382	27,032	(107)	26,925

	3,397,119	(42,587)	3,354,532	3,550,809	(37,099)	3,513,710

(1)	Refers substantially to ethanol, biodiesel and advance of fuels.
(i)	See Note 2.x.

Movements in the provision for losses

Movements in the provision for losses are as follows:

Balance as of December 31, 2015	33,992
Additions to net realizable value adjustment	12,393
Additions of obsolescence and other losses	886

Balance as of December 31, 2016	47,271
Reversals to net realizable value adjustment	(6,713)
Reversals of obsolescence and other losses	(3,459)

Balance as of December 31, 2017	37,099
Additions to net realizable value adjustment	600
Additions of obsolescence and other losses	3,903
Oxiteno Andina (*)	985

Balance as of December 31, 2018	42,587

(*)	Refers to the impairment for subsidiary Oxiteno Andina (see Note 2.s.1.ii).

Breakdown of provisions for losses related to inventories

The breakdown of provisions for losses related to inventories is shown in the table below:

	12/31/2018	12/31/2017
Net realizable value adjustment	21,402	19,817
Obsolescence and other losses	21,185	17,282

Total	42,587	37,099